DISTRIBUTIONS TO STAPLED UNITHOLDERS	12 Months Ended
Dec. 31, 2019
DISTRIBUTIONS TO STAPLED UNITHOLDERS
DISTRIBUTIONS TO STAPLED UNITHOLDERS

10. DISTRIBUTIONS TO STAPLED UNITHOLDERS
Total distributions declared to stapled unitholders in the years ended December 31, 2019 and 2018 were as follows:

Years ended December 31,	2019		2018
	Total distributions	Distributions per unit	Total distributions	Distributions per unit
Monthly cash distributions declared	$139,331	$2.81	$125,131	$2.73
Special distribution payable in cash	—	—	13,710	$0.30
Special distribution payable in stapled units	—	—	41,128	$0.90
	$139,331		$179,969
Distributions payable at December 31, 2019 of $13.1 million (24.2 cents per stapled unit), representing the December 2019 monthly distribution, were paid on January 15, 2020. Distributions payable at December 31, 2018 of $24.3 million were paid on January 15, 2019 and represented the December 2018 monthly distributions of $10.6 million and the cash portion of a special distribution of $13.7 million.
As a result of the increase in taxable income generated primarily as a result of the sale transactions in 2018, Granite’s Board of Trustees declared a special distribution in December 2018 of $1.20 per stapled unit, which comprised of 30.0 cents per unit payable in cash and 90.0 cents per unit payable by the issuance of stapled units. On January 15, 2019, immediately following the issuance of the stapled units, the stapled units were consolidated such that each unitholder held the same number of stapled units after the consolidation as each unitholder held prior to the special distribution. The special distribution declared in stapled units of $41.1 million was recorded to contributed surplus in the year ended December 2018, in accordance with IAS 32,
Financial Instruments: Presentation,
as the Trust was settling the distribution with a fixed number of its own equity instruments. In January 2019, upon the issuance of the stapled units, the stapled units account increased and contributed surplus decreased by $41.1 million, respectively.
Subsequent to December 31, 2019, the distributions declared in January 2020 in the amount of $13.1 million or 24.2 cents per stapled unit were paid on February 14, 2020 and the distributions declared in February 2020 of $13.1 million or 24.2 cents per stapled unit will be paid on March 16, 2020.